Debt securities - Schedule of breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Financial assets	€ 193,716	€ 163,853	€ 176,554
Debt securities
Debt Instruments
Financial assets	193,716	163,853	176,554
Private fixed income
Debt Instruments
Financial assets	45,822	40,239	35,587
Private fixed income | Floating rate debt
Debt Instruments
Financial assets	12,397	8,081	7,829
Private fixed income | Fixed rate debt
Debt Instruments
Financial assets	17,083	20,048	16,353
Private fixed income | Securitised mortgage bonds
Debt Instruments
Financial assets	9,222	5,806	5,926
Private fixed income | Other asset-backed bonds
Debt Instruments
Financial assets	€ 7,120	€ 6,304	€ 5,479